Employee Defined Benefit Plans - Schedule of Reconciliation for Net Defined Benefit (Asset) Liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial gains (losses) arising from:
Remeasurement (loss) gain, before tax		$ (3.1)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ 56.7	40.4
Administrative and marketing expenses
Interest (expense) income	2.7	2.4
Administrative expenses paid by the Plans	(1.9)	(2.1)
Net defined benefit liability asset included in profit or loss	0.8	0.3
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	(57.1)	10.3
Actuarial gains (losses) arising from:
Changes in demographic assumptions	3.0	5.8
Changes in financial assumptions	47.7	(9.6)
Experience adjustments	6.3	(3.4)
Remeasurement (loss) gain, before tax	(0.1)	3.1
Effect of movement in exchange rates	4.1	1.3
Net defined benefit liability asset included in other comprehensive income	4.0	4.4
Other
Benefits paid	0.0	0.0
Contributions by employer	7.1	11.6
Other net defined benefit liability asset	7.1	11.6
Balance, end of the year	68.6	56.7
Defined benefit obligation | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	(402.6)	(382.5)
Administrative and marketing expenses
Interest (expense) income	(18.4)	(17.8)
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	(18.4)	(17.8)
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	0.0	0.0
Actuarial gains (losses) arising from:
Changes in demographic assumptions	3.0	5.8
Changes in financial assumptions	47.7	(9.6)
Experience adjustments	6.3	(3.4)
Remeasurement (loss) gain, before tax	57.0	(7.2)
Effect of movement in exchange rates	(27.0)	(11.1)
Net defined benefit liability asset included in other comprehensive income	30.0	(18.3)
Other
Benefits paid	17.6	16.0
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	17.6	16.0
Balance, end of the year	(373.4)	(402.6)
Fair value of plan assets | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	459.3	422.9
Administrative and marketing expenses
Interest (expense) income	21.1	20.2
Administrative expenses paid by the Plans	(1.9)	(2.1)
Net defined benefit liability asset included in profit or loss	19.2	18.1
Other comprehensive income (loss)
Adjustments on the plan assets, excluding interest income	(57.1)	10.3
Actuarial gains (losses) arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement (loss) gain, before tax	(57.1)	10.3
Effect of movement in exchange rates	31.1	12.4
Net defined benefit liability asset included in other comprehensive income	(26.0)	22.7
Other
Benefits paid	(17.6)	(16.0)
Contributions by employer	7.1	11.6
Other net defined benefit liability asset	(10.5)	(4.4)
Balance, end of the year	$ 442.0	$ 459.3